Summary of condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (1,739,759)	$ (1,350,868)	$ (2,832,190)
Investment loss, net	(11,073)	(1,085)	(14,899)
Share of profit in subsidiaries and VIE	(1,254,284)
Others, net	(3,075)	723,910	(2,038)
Loss before tax from continuing operations	(2,925,989)	(5,212,305)	(2,468,891)
Provision for income tax	53,048	(27,273)	127,132
Net loss	(7,581,452)	(4,722,146)	(20,906,985)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,413,467)	(825,582)	(2,226,956)
Investment loss, net
Share of profit in subsidiaries and VIE	(6,155,143)	(4,629,554)	(18,678,368)
Others, net	(12,842)	732,990	(1,661)
Loss before tax from continuing operations	(7,581,452)	(4,722,146)	(20,906,985)
Provision for income tax
Net loss	$ (7,581,452)	$ (4,722,146)	$ (20,906,985)